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                      Registration Nos. 033-29697/811-5833

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

         Post-Effective Amendment No. 12                          /X/

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

         Amendment No. 14                                         /X/

                    INSTITUTIONAL INTERNATIONAL FUNDS, INC.
                    ---------------------------------------
                Exact Name of Registrant as Specified in Charter

                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Address of Principal Executive Offices

                                  410-345-2000
                                  ------------
               Registrant's Telephone Number, Including Area Code

                                Henry H. Hopkins
                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Name and Address of Agent for Service

           Approximate Date of Proposed Public Offering March 1, 2001
                                                        -------------

         It is proposed that this filing will become effective (check appropriate box):

/ /      Immediately upon filing pursuant to paragraph (b)
/X/      On March 1, 2001, pursuant to paragraph (b)
/ /      60 days after filing pursuant to paragraph (a)(1)
/ /      On (date), pursuant to paragraph (a)(1)
/ /      75 days after filing pursuant to paragraph (a)(2)
/ /      On (date) pursuant to paragraph (a)(2) of Rule 485
         If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS

(1) Articles of Incorporation, dated June 23, 1989 (electronically filed with Amendment No. 8 dated February 28, 1994)

(2) By-Laws of Registrant, as amended April 19, 1990, September 30, 1993, and July 21, 1999 (electronically filed with Amendment No. 11 dated February 18, 2000)

(3)     Inapplicable

(4) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., dated May 1, 1990 (electronically filed with Amendment No. 8 dated February 28, 1994)

(5) Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated July 19, 1989 (electronically filed with Amendment No. 8 dated February 28, 1994)

(6)     Inapplicable

(g)      Custody Agreements

(g)(i) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, and
         October 25, 2000


(g)(ii) Global Custody Agreement between The Chase Manhattan Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31,
         1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15,
         1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000,
         and October 25, 2000

(h)      Other Agreements

(h)(i) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2000, as amended February 9, 2000, April 19, 2000, July 18, 2000, and October 25, 2000

(h)(ii) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated
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         January 1, 2000, as amended February 9, 2000, April 19, 2000, July 18,
         2000, and October 25, 2000

(h)(iii) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the Taxable Funds, dated January 1, 2000, as amended February 9, 2000, April 19, 2000, July 18, 2000, and October 25, 2000

(i)      Opinion of Counsel

(j)      Consent of Independent Accountants

(k)      Inapplicable

(l)      Inapplicable

(m)      Inapplicable

(n)      Inapplicable


(p)      Code of Ethics, dated August 2000

(q)      Inapplicable

(r)      Inapplicable

(s)      Inapplicable

(t)      Other Exhibits

         (i) Power of Attorney